Jun. 23, 2020
Victory RS Small Cap Equity Fund
Victory RS Small Cap Equity Fund

Victory Funds

Victory RS Small Cap Equity Fund (“Fund”)

Supplement dated June 23, 2020

to the Prospectus dated May 1, 2020 (“Prospectus”)

The Board of Trustees of the Victory Portfolios has approved a change to the Fund’s investment strategy to allow the Fund to hold a fewer number of securities, effective on or about August 21, 2020 (“Effective Date”).  As of the Effective Date, the following will be in effect:

1.              The following will replace, in its entirety, the third paragraph in the section titled “Principal Investment Strategy” found on page 24 of the Prospectus:

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify approximately 30-40 companies that the Adviser believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The Adviser seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the Adviser’s expectation of the potential reward relative to risk of each security based in part on the Adviser’s proprietary earnings calculations.

2.              The Principal Risks found on page 25 of the Prospectus will be supplemented with the following:

Limited Portfolio Risk — To the extent the Fund invests its assets in a fewer number of issuers than more diverse mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.